Share-based Option Plan - Summary of Changes in Stock Options (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended			181 Months Ended
	Dec. 31, 2024 BRL (R$) share plan R$ / shares shares	Dec. 31, 2023 BRL (R$) share R$ / shares shares	Dec. 31, 2022 BRL (R$) share	Dec. 31, 2024 BRL (R$) share R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	26,646,536	22,312,679	21,191,578	26,646,536
Number of share options granted in share-based payment arrangement	5,207,253	2,300,000
Number of share options exercised in share-based payment arrangement	(629,649)	(756,585)
Number of share options forfeited in share-based payment arrangement	(243,747)	(422,314)
Number of share-based compensation plans | plan	3
Weighted average share price | R$ / shares	R$ 3.54	R$ 16.01
Share-based payment | R$	R$ 43,455	R$ 71,643	R$ (18,250)
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	24,624,503	20,521,684	19,069,705	24,624,503
Number of share options granted in share-based payment arrangement	4,200,000	1,800,000		34,647,866
Number of share options exercised in share-based payment arrangement	(3,000)	(124,388)
Number of share options forfeited in share-based payment arrangement	(94,181)	(223,633)
Weighted average share price | R$ / shares	R$ 5.97	R$ 12.93
Cash inflow stock option plan | R$	R$ 18	R$ 1,608		R$ 18
Share-based payment | R$	R$ 38,794	R$ 61,646	R$ 29,368
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,841,022	1,544,065	1,795,401	1,841,022
Number of share options granted in share-based payment arrangement	1,007,253	500,000
Number of share options exercised in share-based payment arrangement	(608,472)	(609,313)
Number of share options forfeited in share-based payment arrangement	(101,824)	(142,023)
Income Tax Regarding RSU Transfer | R$	R$ 1,439	R$ 3,239
Number of shares equivalent to RSU IR | shares	167,093,000	167,447,000		167,093,000
Share-based payment | R$	R$ 6,361	R$ 9,093	R$ 1,366
Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	181,011	246,930	326,472	181,011
Number of share options granted in share-based payment arrangement	0	0
Number of share options exercised in share-based payment arrangement	(18,177)	(22,884)
Number of share options forfeited in share-based payment arrangement	(47,742)	(56,658)
Weighted average share price | R$ / shares	R$ 10.35	R$ 10.35
Flat cash inflow of phantom shares | R$	R$ 188	R$ 237		R$ 188
Total obligation related to the phantom shares plan | R$ / shares	R$ 36,000	R$ 1,736,000		R$ 36,000
Share-based payment | R$	R$ (1,700)	R$ 904	R$ (48,984)